OTHER ASSETS (Details) - Schedule of Other Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other assets [text block] [Abstract]
Deferred acquisition and origination costs	£ 74	£ 83
Settlement balances	1,389	654
Other assets and prepayments	2,787	3,737
Total other assets	£ 4,250	£ 4,474